Other Income and Expenses (Details) - Schedule of Other Income and Expenses - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income And Expenses Abstract
Fair value movement in the Convertible Notes and embedded derivative	£ (226)	£ 168,085
Fair value movement in the warrants	478	41,840
Foreign exchange movements	14,126	(51,952)
Total	£ 14,378	£ 157,973	£ 194,236	£ (214,140)